Consolidated Schedule of Investments (unaudited)	iShares® Commodity Curve Carry Strategy ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Paper

AT&T Inc., 2.70%, 09/13/22(a)	$1,100	$1,096,221
BASF SE, 2.55%, 09/22/22(a)	1,200	1,195,340
Collateralized Commercial Paper FLEX Co. LLC, 2.42%, 08/10/22(a)	1,400	1,398,920
DBS Bank Ltd., 2.58%, 10/03/22(a)	900	895,769
Federation des Caisses Desjardins du Quebec
2.31%, 08/19/22(a)	900	898,788
2.81%, 10/25/22(a)	250	248,293
Fiserv Inc., 2.94%, 10/20/22(a)	800	794,609
FMS Wertmanagement, 2.54%, 09/26/22(a)	250	249,047
Lime Funding LLC, 2.59%, 09/23/22(a)	1,000	996,054
Mizuho Bank Ltd. /Singapore, 2.69%, 10/17/22(a)	900	894,654
Mont Blanc Capital Corp., 2.70%, 09/28/22(a)	1,200	1,194,815
Nasdaq Inc., 2.52%, 08/17/22(a)	350	349,535
National Securities Clearing Corp., 2.32%, 08/23/22(a)	600	599,036
Nieuw Amsterdam Receivables Corp. BV, 2.29%, 09/27/22(a)	1,000	995,650
Nutrien Ltd., 2.62%, 08/12/22(a)	1,300	1,298,675
PSP Capital Inc., 2.69%, 10/19/22(a)	1,200	1,192,686
Pure Grove Funding, 2.71%, 10/17/22(a)	700	695,749
Salisbury Receivables Co. LLC, 2.48%, 09/27/22(a)	1,200	1,195,060
Shinhan Bank/New York
2.38%, 09/07/22(a)	900	897,623
2.62%, 10/14/22(a)	250	248,607
Skandinaviska Enskilda Banken AB, 1.87%, 09/01/22, (SOFR + 0.340%)(b)(c)	750	750,037
Suncorp-Metway Ltd., 2.79%, 10/04/22(a)	800	795,865
TELUS Corp., 2.64%, 08/25/22(a)	600	598,813
TransCanada PipeLines Ltd., 2.55%, 08/05/22(a)	1,200	1,199,405
Verizon Communications Inc., 2.71%, 09/13/22(a)	400	398,618

Total Commercial Paper — 54.9%
(Cost: $21,082,641)		21,077,869

Security	Par/ Shares (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 11.7%
U.S. Treasury Bill
1.80%, 08/02/22 (a)	$2,000	$1,999,901
1.92%, 08/04/22 (a)	1,400	1,399,779
2.16%, 08/30/22 (a)	1,100	1,098,113

Total U.S. Government Obligations — 11.7%
(Cost: $4,497,724)		4,497,793

Money Market Funds

BlackRock Cash Funds: Treasury, SL Agency Shares, 1.81%(d)(e)	13,480	13,480,000

Total Money Market Funds — 35.1%
(Cost: $13,480,000)		13,480,000

Total Investments in Securities — 101.7%
(Cost: $39,060,365)		39,055,662

Liabilities in Excess of Other Assets — (1.7)%		(666,403)

Net Assets — 100.0%		$38,389,259

(a)	Rates are discount rates or a range of discount rates as of period end.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$7,190,000	$6,290,000	(a)	$—	$—	$—	$13,480,000	13,480	$39,078	$—

(a)	Represents net amount purchased (sold).

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Commodity Curve Carry Strategy ETF
July 31, 2022

Derivative Financial Instruments Outstanding as of Period End

OTC Total Return Swaps

Paid by the Fund		Received by the Fund
									Upfront
Rate(a)	Frequency	Reference(b)	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.52%	At Termination	ICE BofA Commodity Enhanced Carry Total Return Index	At Termination	Citibank N.A.	N/A	09/01/22	10,289	$3,672,195	$(69,252)	$3,741,447
2.52%	At Termination	ICE BofA Commodity Enhanced Carry Total Return Index	At Termination	Merrill Lynch International	N/A	09/01/22	17,931	6,387,903	(132,066)	6,519,969
								$10,060,098	$(201,318)	$10,261,416

(a)	Represents 3-month Treasury Bill. Rate shown is the rate in effect as of period-end.

(b)	Please refer to the Reference Entity below for more details.

Reference Entity

The ICE BofA Commodity Enhanced Carry Total Return Index consists of futures contracts under each counterparty. The following table represents the individual long positions and related weighting of the future contracts underlying the ICE BofA Commodity Enhanced Carry Total Return Index as of July 31, 2022.

Futures contracts	Maturity date	Weight %
Brent Crude Oil	10/31/2022	27.4%
Copper	12/20/2022	16.6
RBOB Gasoline	11/30/2022	10.8
Gas Oil	12/12/2022	10.3
Corn	03/14/2023	7.8
WTI Crude Oil	11/21/2022	7.1
Sugar	06/30/2023	6.5
Aluminum	12/20/2022	4.4
Zinc	12/20/2022	3.2
Coffee	03/21/2023	3.0
Lean Hogs	12/14/2022	3.0

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Commodity Curve Carry Strategy ETF
July 31, 2022

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Commercial Paper	$—	$21,077,869	$—	$21,077,869
U.S. Government Obligations	—	4,497,793	—	4,497,793
Money Market Funds	13,480,000	—	—	13,480,000
	$13,480,000	$25,575,662	$—	$39,055,662
Derivative financial instruments(a)
Assets
Swaps	$—	$10,261,416	$—	$10,261,416

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Fixed Income

SOFR	Secured Overnight Financing Rate

3